Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 23,942	$ 23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	18,292	18,396
Contingent Consideration	$ 42,234	$ 42,070